Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.6%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	1,666	$ 1,700,890
Ally Bank Auto Credit-Linked Notes:
Series 2024-B, Class B, 5.117%, 9/15/32(1)	475	479,306
Series 2025-B, Class C, 4.697%, 9/15/33(1)	1,032	1,039,045
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	155	160,038
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	750	766,747
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	255	256,578
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,687	1,716,385
Series 2025-1A, Class C, 7.75%, 2/15/50(1)	220	221,744
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	243	245,967
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	1,655	1,668,475
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	235	238,047
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,015	1,160,857
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,612,460
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	935,405
DataBank Issuer II LLC:
Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,505	1,485,364
Series 2025-1A, Class B, 5.669%, 9/27/55(1)	66	64,493
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	752,706
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	157	155,935
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	994	975,060
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,107,299
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	247,664
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	2,079,970
Driven Brands Funding LLC:
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	64	63,801
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	311	301,996
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	1,681	1,590,565
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	171	171,083
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	543	536,196
FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)	413	414,939
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	1,040	1,057,449
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	1,695	1,738,473
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	452	377,114
Security	Principal Amount* (000's omitted)	Value
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	329	$ 328,915
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	123	122,074
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	70	69,245
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	1,781	1,802,954
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	624	624,268
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)	155	150,956
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.584%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)	1,461	1,464,560
Series 2025-GT1, Class B, 7.284%, (1 mo. SOFR + 3.55%), 5/16/30(1)(3)	107	107,281
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	168	104,802
Lunar Aircraft Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	61	59,591
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	60	59,608
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	326	202,981
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)	110	112,437
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	252	238,491
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	537	481,973
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	70	62,386
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	58	50,361
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	145	123,669
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	212	177,043
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	716	601,204
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	172	104,393
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	23,127
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,577	1,586,482
Series 2025-1, Class A, 5.107%, 10/15/50(1)	297	294,730
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,624	1,559,978
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	107	108,534
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	755	765,765
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	183	180,698
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	453	445,642
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	834	849,553
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	641	641,396
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	192	188,678

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oportun Issuance Trust: (continued)
Series 2021-C, Class A, 2.18%, 10/8/31(1)		1,735	$ 1,707,096
Series 2021-C, Class B, 2.67%, 10/8/31(1)		180	177,648
Series 2025-A, Class B, 5.30%, 2/8/33(1)		545	544,933
Series 2025-C, Class D, 5.91%, 7/8/33(1)		115	113,824
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)		86	86,178
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		592	568,142
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,111	1,130,048
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,270	1,267,333
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	179,388
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		120	118,029
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.554%, (1 mo. SOFR + 1.60%), 10/25/55(1)(3)		1,560	1,563,761
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class E, 6.274%, 1/16/34(1)		250	250,742
Service Experts Issuer LLC:
Series 2025-1A, Class A, 5.38%, 1/20/37(1)		767	768,272
Series 2025-1A, Class B, 7.62%, 1/20/37(1)		210	211,402
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		332	316,243
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		419	375,447
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		482	497,706
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		1,294	1,291,816
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,095	1,084,583
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		235	222,748
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		85	84,382
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		167	178,266
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		638	636,574
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		455	452,633
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		621	546,150
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		991	784,069
Series 2021-A, Class B, 3.15%, 2/20/48(1)		304	136,275
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,094	1,015,932
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,222	1,054,192
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		404	389,358
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		569	519,915
Security	Principal Amount* (000's omitted)		Value
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,843	$ 1,786,070
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		201	192,319
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		1,530	1,538,864
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		133	133,267
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		73	66,844
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		587	555,621
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,542	1,832,362
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	555	766,841
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		1,870	1,781,523
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		621	608,503
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		102	105,678
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		799	749,146
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		184	181,014
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)		256	257,085
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		285	276,862
Series 2020-A, Class C, 6.657%, 3/15/45(1)		66	64,891
Total Asset-Backed Securities (identified cost $69,180,405)			$68,185,801

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2025-1, Class M1C, 7.124%, (30-day SOFR Average + 3.25%), 10/25/35(1)(3)	$205	$ 206,574
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,125	1,102,999
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	253	257,140
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	252	253,232
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	390	395,672
Eagle Re Ltd., Series 2021-2, Class M1C, 7.324%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	129	129,592

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	$122	$ 126,864
Series 5402, Class BZ, 6.00%, 4/25/54	55	57,916
Series 5413, Class MZ, 6.00%, 5/25/54	105	109,373
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(3)	1,492	1,501,568
Series 5529, Class AF, 4.874%, (30-day SOFR Average + 1.00%), 3/25/55(3)	1,147	1,150,855
Series 5556, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 7/25/55(3)	951	954,422
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.139%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	240	268,811
Series 2020-DNA6, Class B1, 6.874%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	50	53,584
Series 2021-DNA2, Class B1, 7.274%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	150	165,891
Series 2021-DNA2, Class B2, 9.874%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	140	172,812
Series 2022-DNA2, Class M1A, 5.174%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	173	173,425
Federal National Mortgage Association, Series 2024-33, Class KF, 4.824%, (30-day SOFR Average + 0.95%), 1/25/54(3)	73	73,128
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.339%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	120	127,530
Series 2019-R05, Class 1B1, 8.089%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	143	145,228
Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	648	660,101
Series 2019-R07, Class 1B1, 7.389%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	210	214,738
Series 2020-R02, Class 2B1, 6.989%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	1,120	1,140,856
Series 2021-R01, Class 1B2, 9.874%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	395	408,569
Series 2021-R02, Class 2B1, 7.174%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	35	35,448
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	479,711
Series 2023-84, Class MW, 6.00%, 6/20/53	482	500,018
Series 2023-98, Class BW, 6.00%, 7/20/53	68	70,916
Series 2023-99, Class AL, 6.00%, 7/20/53	68	70,936
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(3)	593	594,561
Series 2023-102, Class SG, 7.946%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	58	62,392
Series 2024-44, Class LM, 6.00%, 3/20/54	268	279,528
Series 2024-46, Class AL, 6.00%, 3/20/54	67	69,892
Series 2024-59, Class LG, 6.00%, 4/20/54	1,870	1,950,911
Series 2025-2, Class FB, 4.968%, (30-day SOFR Average + 1.05%), 12/20/54(3)	235	236,632
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	220	221,113
Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	$358	$ 365,699
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	145	145,492
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.932%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	200	201,992
Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	1,585	1,592,116
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	1,155	1,153,472
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	1,025	1,039,578
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	692	701,531
Triangle Re Ltd., Series 2021-3, Class B1, 8.824%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	175	179,669
Total Collateralized Mortgage Obligations (identified cost $19,450,936)		$19,802,487

Commercial Mortgage-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)		100	$ 94,282
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)		1,605	1,427,816
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)		680	580,222
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)		1,215	984,317
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.90%, (1 mo. SOFR + 2.15%), 11/15/42(1)(3)		410	412,915
Series 2025-660F, Class D, 6.50%, (1 mo. SOFR + 2.75%), 11/15/42(1)(3)		100	100,769
BFLD Trust, Series 2025-FPM, Class B, 5.593%, 10/10/40(1)(2)		171	173,626
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.45%, (1 mo. SOFR + 1.60%), 12/15/42(1)(3)		904	906,683
BPR Trust, Series 2022-SSP, Class A, 6.75%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)		830	831,825
BX Trust, Series 2025-GW, Class E, 7.40%, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)		250	252,218
Caister Finance DAC:
Series 1A, Class B, 6.306%, (SONIA + 2.45%), 8/17/35(1)(3)	GBP	844	1,147,121
Series 1A, Class C, 6.696%, (SONIA + 2.84%), 8/17/35(1)(3)	GBP	137	185,672
CSMC Trust, Series 2021-BPNY, Class A, 7.58%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		1,812	1,759,377
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(2)		811	839,646

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Extended Stay America Trust:
Series 2025-151, Class F, 7.85%, (1 mo. SOFR + 4.10%), 10/15/42(1)(3)	20	$ 20,250
Series 2025-ESH, Class D, 6.35%, (1 mo. SOFR + 2.60%), 10/15/42(1)(3)	200	201,752
Series 2025-ESH, Class E, 7.10%, (1 mo. SOFR + 3.35%), 10/15/42(1)(3)	620	625,843
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)	1,267	1,253,126
Series KSG1, Class A2, 1.503%, 9/25/30	704	629,652
Series KW06, Class A2, 3.80%, 6/25/28(2)	1,112	1,106,875
Series W5FX, Class AFX, 3.214%, 4/25/28(2)	413	407,538
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(2)	894	883,425
Series 2018-M4, Class A2, 3.067%, 3/25/28(2)	1,409	1,384,611
Series 2018-M13, Class A2, 3.75%, 9/25/30(2)	2,550	2,531,608
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,044	2,899,031
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,186,129
Series 2023-M1S, Class A2, 4.498%, 4/25/33(2)	2,397	2,409,046
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.239%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)	989	1,006,872
Series 2020-01, Class M10, 7.739%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	1,169	1,194,869
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.00%, (1 mo. SOFR + 4.25%), 12/15/39(1)(3)	115	116,026
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	853	868,746
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.441%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)	1,328	1,333,326
Series 2024-WLF2, Class D, 6.69%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)	213	214,490
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.392%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	830	832,578
Series 2024-DPLO, Class C, 6.29%, (1 mo. SOFR + 2.54%), 6/15/41(1)(3)	329	330,636
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.091%, (1 mo. SOFR + 2.341%), 9/15/41(1)(3)	266	266,997
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)	567	568,858
Series 2025-STAY, Class D, 6.60%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)	1,710	1,718,515
Series 2025-STAY, Class E, 7.60%, (1 mo. SOFR + 3.85%), 3/15/42(1)(3)	129	130,058
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	23,100
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	225	3,544
Series 2025-PHNY, Class A, 5.394%, (1 mo. SOFR + 1.644%), 1/15/41(1)(3)	115	115,104
Security	Principal Amount (000’s omitted)	Value
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.691%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	886	$ 889,221
NYC Commercial Mortgage Trust:
Series 2025-3BP, Class D, 6.191%, (1 mo. SOFR + 2.441%), 2/15/42(1)(3)	102	101,945
Series 2025-3BP, Class E, 7.29%, (1 mo. SOFR + 3.539%), 2/15/42(1)(3)	100	100,459
NYC Trust, Series 2024-3ELV, Class A, 5.741%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	1,237	1,242,529
ORL Trust:
Series 2024-GLKS, Class A, 5.243%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	1,514	1,518,294
Series 2024-GLKS, Class D, 6.541%, (1 mo. SOFR + 2.791%), 12/15/39(1)(3)	539	541,906
Series 2024-GLKS, Class F, 8.188%, (1 mo. SOFR + 4.438%), 12/15/39(1)(3)	200	200,963
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(1)(2)	104	107,299
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.142%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	1,267	1,266,814
TX Trust:
Series 2024-HOU, Class A, 5.342%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	1,280	1,282,388
Series 2024-HOU, Class E, 8.137%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)	215	216,822
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	782	823,866
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B, 6.013%, 9/15/40(1)(2)	100	100,511
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	850	772,259
Willowbrook Mall:
Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(2)	930	942,417
Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(2)	100	95,994
Total Commercial Mortgage-Backed Securities (identified cost $46,562,964)		$45,162,781

Common Stocks — 62.8%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	30,600	$ 9,901,854
		$ 9,901,854
Beverages — 1.4%
Coca-Cola Co.	293,540	$ 20,521,381
		$ 20,521,381
Biotechnology — 1.7%
AbbVie, Inc.	80,800	$ 18,461,992

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Argenx SE ADR(6)	8,200	$ 6,895,790
		$ 25,357,782
Broadline Retail — 3.3%
Amazon.com, Inc.(6)	208,930	$ 48,225,223
		$ 48,225,223
Building Products — 0.6%
Carrier Global Corp.	165,500	$ 8,745,020
		$ 8,745,020
Capital Markets — 3.4%
Intercontinental Exchange, Inc.	77,000	$12,470,920
LPL Financial Holdings, Inc.	31,500	11,250,855
S&P Global, Inc.	28,700	14,998,333
Tradeweb Markets, Inc., Class A	101,466	10,911,654
		$49,631,762
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	58,300	$10,223,488
		$10,223,488
Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc.	158,500	$17,658,485
		$17,658,485
Electric Utilities — 0.6%
Constellation Energy Corp.	25,000	$8,831,750
		$8,831,750
Electrical Equipment — 2.4%
AMETEK, Inc.	61,100	$12,544,441
Eaton Corp. PLC	45,300	14,428,503
Siemens Energy AG(6)	61,500	8,627,746
		$35,600,690
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	100,200	$13,541,028
		$13,541,028
Energy — 0.0%†
Enviva LLC(6)(7)	6,779	$107,108
		$107,108
Energy Equipment & Services — 1.3%
Baker Hughes Co.	421,900	$19,213,326
		$19,213,326
Entertainment — 2.3%
Liberty Media Corp.-Liberty Formula One, Class C(6)	139,100	$13,702,741
Security	Shares	Value
Entertainment (continued)
Netflix, Inc.(6)	158,000	$ 14,814,080
Spotify Technology SA(6)	10,000	5,807,100
		$ 34,323,921
Financial Services — 3.4%
Rocket Cos., Inc., Class A	967,140	$ 18,723,830
Shift4 Payments, Inc., Class A(6)(8)	77,600	4,886,472
Visa, Inc., Class A	75,100	26,338,321
		$ 49,948,623
Health Care Equipment & Supplies — 0.7%
Edwards Lifesciences Corp.(6)	127,900	$10,903,475
		$10,903,475
Health Care Providers & Services — 1.4%
Humana, Inc.	31,700	$8,119,321
Quest Diagnostics, Inc.	44,800	7,774,144
UnitedHealth Group, Inc.	15,780	5,209,136
		$21,102,601
Hotels, Restaurants & Leisure — 1.6%
Domino's Pizza, Inc.	29,000	$12,087,780
Marriott International, Inc., Class A	38,800	12,037,312
		$24,125,092
Insurance — 0.7%
Arthur J. Gallagher & Co.	42,300	$10,946,817
		$10,946,817
Interactive Media & Services — 5.3%
Alphabet, Inc., Class A	21,700	$6,792,100
Alphabet, Inc., Class C	229,240	71,935,512
		$78,727,612
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	22,400	$12,979,680
		$12,979,680
Machinery — 0.6%
Parker-Hannifin Corp.	9,300	$8,174,328
		$8,174,328
Pharmaceuticals — 1.8%
Eli Lilly & Co.	25,100	$26,974,468
		$26,974,468
Professional Services — 0.9%
TransUnion	153,400	$13,154,050
		$13,154,050

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 1.3%
CoStar Group, Inc.(6)	157,680	$ 10,602,403
FirstService Corp.	50,000	7,776,500
		$ 18,378,903
Semiconductors & Semiconductor Equipment — 10.2%
Analog Devices, Inc.	48,400	$ 13,126,080
Broadcom, Inc.	113,510	39,285,811
Lam Research Corp.	93,650	16,031,007
NVIDIA Corp.	438,400	81,761,600
		$150,204,498
Software — 7.3%
Fair Isaac Corp.(6)	6,470	$10,938,311
Microsoft Corp.	151,451	73,244,733
Palo Alto Networks, Inc.(6)	63,500	11,696,700
Synopsys, Inc.(6)	24,800	11,649,056
		$107,528,800
Specialty Retail — 1.7%
Burlington Stores, Inc.(6)	43,200	$12,478,320
TJX Cos., Inc.	85,900	13,195,099
		$25,673,419
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	238,708	$64,895,157
		$64,895,157
Venture Capital — 0.1%
Learn Capital Venture Partners III LP(6)(7)(9)	1,088,825	$1,228,086
Neighborhood Bancorp, Class A(6)(7)(9)	10,000	9,400
		$1,237,486
Total Common Stocks (identified cost $473,990,101)		$926,837,827

Corporate Bonds — 9.4%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC:
7.05%, 11/15/30	140	$ 147,630
7.20%, 11/15/33	924	976,937
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)	189	189,776
8.00%, 7/1/30(1)	160	167,557
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	200	201,170
		$ 1,683,070
Security	Principal Amount* (000’s omitted)	Value
Communications — 0.4%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	170	$ 166,974
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(10)	145	150,202
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	798	522,470
4.80%, 3/1/50	2,856	2,147,504
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	159	168,126
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	165	174,211
8.00%, 8/1/29(1)	125	126,408
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	180	176,050
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(10)	1,136	1,138,368
6.625% to 3/9/36, 6/9/56(10)	121	120,935
Zegona Finance PLC, 8.625%, 7/15/29(1)	573	609,513
		$5,500,761
Consumer, Cyclical — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	257	$257,166
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	2,408	1,548,385
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	1,342	1,353,617
5.308%, 10/20/31(1)	350	353,280
Bath & Body Works, Inc., 6.75%, 7/1/36	170	168,946
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	131	137,099
6.75%, 9/15/32(1)	40	41,504
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,092	1,098,814
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	120	115,407
Ford Motor Credit Co. LLC:
5.875%, 11/7/29	516	529,895
7.35%, 11/4/27	1,026	1,071,625
7.35%, 3/6/30	537	576,576
General Motors Financial Co., Inc., 5.60%, 6/18/31	1,100	1,147,843
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	180	177,467
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,023	989,882
4.375%, 1/15/31(1)	180	173,119
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	126	136,066
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	145	142,439
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,300	1,352,038
		$11,371,168
Consumer, Non-cyclical — 0.6%
Centene Corp.:
2.50%, 3/1/31	1,094	$945,365
3.375%, 2/15/30	472	435,094

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp.: (continued)
4.625%, 12/15/29	575	$ 558,120
Conservation Fund, 3.474%, 12/15/29	655	628,599
Doris Duke Charitable Foundation, 2.345%, 7/1/50	1,705	960,544
Ford Foundation, 2.415%, 6/1/50	1,095	654,705
Global Medical Response, Inc., 7.375%, 10/1/32(1)	132	137,462
HCA, Inc., 4.60%, 11/15/32	1,828	1,811,973
Herc Holdings, Inc., 7.00%, 6/15/30(1)	160	168,484
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	151	162,769
10.00%, 6/1/32(1)	125	132,917
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	180	177,454
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	1,496	1,417,519
5.34%, 5/19/63	500	464,258
Royalty Pharma PLC, 5.20%, 9/25/35	410	412,416
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	170	175,625
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	65	65,563
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	170	180,001
		$9,488,868
Diversified — 0.0%†
Inversiones La Construccion SA, 4.75%, 2/7/32(11)	211	$203,284
		$203,284
Energy — 0.2%
Occidental Petroleum Corp., 5.375%, 1/1/32	240	$245,907
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	415	317,814
6.45%, 3/5/34(1)	441	359,971
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	982	957,775
5.00%, 1/31/28(1)	1,047	1,046,599
WBI Operating LLC, 6.50%, 10/15/33(1)	180	179,415
		$3,107,481
Financial — 6.2%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	675	$703,862
Ally Financial, Inc., 4.70% to 5/15/26(10)(12)	131	130,201
American Assets Trust LP, 3.375%, 2/1/31	88	80,254
American International Group, Inc.:
4.85%, 5/7/30	474	486,124
5.45%, 5/7/35	384	400,161
American National Group, Inc.:
6.00%, 7/15/35	1,416	1,436,837
6.144%, 6/13/32(1)	377	393,370
7.00% to 12/1/30, 12/1/55(10)	820	824,474
Andrew W. Mellon Foundation, 0.947%, 8/1/27	845	807,731
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Apollo Debt Solutions BDC, 5.875%, 8/30/30		127	$ 128,672
Apollo Global Management, Inc., 5.15%, 8/12/35		1,130	1,132,626
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(11)	EUR	165	228,913
Athene Holding Ltd., 6.625%, 5/19/55		1,837	1,872,376
Azorra Finance Ltd.:
7.25%, 1/15/31(1)		130	136,732
7.75%, 4/15/30(1)		125	132,473
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(10)(12)		200	210,250
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(10)		800	786,577
4.175% to 3/24/27, 3/24/28(10)		200	200,112
5.294%, 8/18/27		400	407,572
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(10)		574	535,054
3.419% to 12/20/27, 12/20/28(10)		2,865	2,829,885
3.824% to 1/20/27, 1/20/28(10)		2,322	2,317,120
5.819% to 9/15/28, 9/15/29(10)		314	327,798
5.933% to 9/15/26, 9/15/27(10)		1,030	1,043,524
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(10)		200	212,491
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)		1,885	2,026,358
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(10)		1,189	1,169,590
8.125% to 1/8/34, 1/8/39(1)(10)		1,299	1,406,152
8.45% to 6/29/33, 6/29/38(1)(10)		200	221,329
Blue Owl Credit Income Corp., 6.60%, 9/15/29		65	66,950
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		1,625	1,526,874
BNP Paribas SA:
7.75% to 8/16/29(1)(10)(12)		1,002	1,062,430
9.25% to 11/17/27(1)(10)(12)		445	476,521
Brookfield Asset Management Ltd.:
5.298%, 1/15/36		295	294,887
5.795%, 4/24/35		2,189	2,295,101
6.077%, 9/15/55		922	943,554
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(10)		1,152	1,145,536
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(10)		340	362,549
6.84% to 9/13/33, 9/13/34(1)(10)		1,139	1,271,211
CI Financial Corp., 7.50%, 5/30/29(1)		2,114	2,249,728
Citadel LP, 6.375%, 1/23/32(1)		1,167	1,239,246
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(10)		185	190,156
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		600	591,363
Enact Holdings, Inc., 6.25%, 5/28/29		1,555	1,629,701
EPR Properties:
3.60%, 11/15/31		580	538,517
3.75%, 8/15/29		328	318,266
4.95%, 4/15/28		1,075	1,083,801
Essent Group Ltd., 6.25%, 7/1/29		167	174,424
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		166	170,764

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		1,748	$ 1,822,019
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		2,759	2,498,264
6.75%, 3/15/54(1)		935	956,035
7.25% to 3/1/31, 3/1/56(1)(10)		110	110,568
7.95%, 6/15/33(1)		57	65,137
7.95% to 7/15/29, 10/15/54(1)(10)		603	625,951
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		3,602	3,670,937
8.00% to 3/1/31, 6/1/56(10)		108	113,139
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		95	94,414
3.75%, 9/15/30(1)		116	107,539
Healthpeak OP LLC, 4.75%, 1/15/33		813	808,877
Intact Financial Corp., 5.459%, 9/22/32(1)		685	708,908
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(10)		1,278	1,509,698
Jefferies Financial Group, Inc., 6.20%, 4/14/34		1,759	1,857,276
JPMorgan Chase & Co., 5.581% to 4/22/29, 4/22/30(10)		2,117	2,209,183
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	5,489	828,145
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)		888	875,792
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		552	543,053
4.375%, 5/15/31(1)		300	292,272
5.75%, 6/15/35		835	860,000
Marex Group PLC, 6.404%, 11/4/29		1,243	1,289,657
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35		135	136,807
NMI Holdings, Inc., 6.00%, 8/15/29(8)		55	57,020
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	2,146	327,933
3.50%, 10/1/56	DKK	5,240	792,270
Nuveen LLC, 5.85%, 4/15/34(1)		1,021	1,074,256
Nykredit Realkredit AS:
3.50%, 4/1/53(11)	DKK	23,821	3,646,182
3.50%, 10/1/56(11)	DKK	2,486	376,110
3.50%, 10/1/56(11)	DKK	2,260	337,651
Oaktree Strategic Credit Fund, 8.40%, 11/14/28		240	258,723
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		1,033	1,071,095
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(10)		345	359,917
Raymond James Financial, Inc.:
4.90%, 9/11/35		1,092	1,086,173
5.65%, 9/11/55		1,286	1,259,721
Realkredit Danmark AS, 3.50%, 10/1/56(11)	DKK	2,972	448,708
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,720	1,634,585
Royal Bank of Canada:
4.305% to 11/3/30, 11/3/31(10)		1,124	1,119,044
4.696% to 8/6/30, 8/6/31(10)		598	605,952
4.97% to 5/2/30, 5/2/31(10)		565	578,013
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Societe Generale SA:
6.10% to 4/13/32, 4/13/33(1)(10)	584	$ 617,405
8.50% to 3/25/34(1)(10)(12)	218	239,005
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	751	763,031
Stifel Financial Corp., 4.00%, 5/15/30	672	658,723
Swedbank AB, 6.136%, 9/12/26(1)	1,227	1,245,193
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	705	720,391
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(10)	650	675,725
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	596	588,973
Toronto-Dominion Bank:
4.928%, 10/15/35	990	989,715
8.125% to 10/31/27, 10/31/82(10)	1,998	2,108,547
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(10)	1,244	1,104,071
9.25% to 11/13/28(1)(10)(12)	270	297,054
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)	1,214	1,238,174
5.861% to 6/19/27, 6/19/32(1)(10)	200	203,407
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,091	1,089,784
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(10)	730	659,502
Willis North America, Inc., 5.15%, 3/15/36	287	287,136
		$90,723,057
Government - Multinational — 0.4%
Asian Development Bank, 3.125%, 9/26/28	1,160	$1,146,639
European Investment Bank:
1.625%, 5/13/31	2,540	2,273,718
2.375%, 5/24/27	2,741	2,697,717
		$6,118,074
Industrial — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	170	$174,921
Hexcel Corp., 5.875%, 2/26/35	475	498,245
Masterbrand, Inc., 7.00%, 7/15/32(1)	134	138,989
Reworld Holding Corp., 4.875%, 12/1/29(1)	180	173,178
Seaspan Corp., 5.50%, 8/1/29(1)	144	136,878
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	170	170,917
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	150	149,930
		$1,443,058
Technology — 0.4%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	170	$172,337
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	160	170,667
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	130	132,880
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	1,303	1,363,713
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	140	144,034
Oracle Corp.:
3.60%, 4/1/50	522	325,519

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Oracle Corp.: (continued)
3.95%, 3/25/51	579	$ 381,328
5.20%, 9/26/35	2,192	2,100,900
Qorvo, Inc., 3.375%, 4/1/31(1)	800	742,747
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	836	949,952
		$ 6,484,077
Utilities — 0.2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	175	$ 175,667
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	472	431,302
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(10)	644	647,371
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	890,174
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)	50	52,572
8.625%, 3/15/33(1)	170	178,959
		$2,376,045
Total Corporate Bonds (identified cost $138,344,830)		$138,498,943

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(13)	65,000	$ 3,298,750
Total Exchange-Traded Funds (identified cost $3,307,200)		$ 3,298,750

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30	122	$ 3,097
		$ 3,097
Insurance — 0.0%†
Aspen Insurance Holdings Ltd., 7.00%	8,510	$ 210,793
		$ 210,793
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	31,814	$ 423,126
Series A2, 6.375%	28,000	399,840
		$822,966
Security	Shares	Value
Venture Capital — 0.0%†
Lumni, Inc., Series B(6)(7)(9)	17,265	$ 33,192
Wind Harvest International, Inc.(6)(7)(9)	8,696	0
		$ 33,192
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 6.25%	5,677	$ 142,209
		$ 142,209
Total Preferred Stocks (identified cost $2,105,626)		$ 1,212,257

Senior Floating-Rate Loans — 0.6%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.0%†
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	$443	$ 444,694
		$ 444,694
Financial Services — 0.0%†
CPI Holdco B LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$492	$ 494,111
		$ 494,111
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$739	$ 742,376
		$ 742,376
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$739	$741,614
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	492	494,182
		$1,235,796
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$741	$743,819
		$743,819
Machinery — 0.1%
Gates Global LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$741	$743,325
TK Elevator Midco GmbH, Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	591	595,403
		$1,338,728

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Metals/Mining — 0.0%†
Zekelman Industries, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$492	$ 495,483
		$ 495,483
Professional Services — 0.0%†
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$494	$ 495,253
		$ 495,253
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$492	$ 495,061
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	494	495,922
McAfee LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	494	457,291
		$1,448,274
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.216% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$494	$495,043
		$495,043
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.484%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$494	$497,247
		$497,247
Total Senior Floating-Rate Loans (identified cost $8,443,603)		$8,430,824

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.3%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$4,213	$ 4,133,191
4.375%, 2/28/34	461	470,567
		$ 4,603,758
Total Sovereign Government Bonds (identified cost $4,652,333)		$ 4,603,758

Taxable Municipal Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$880	$ 692,548
San Francisco City and County, CA, 3.921%, 6/15/39	630	570,394
		$ 1,262,942
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 930,060
Social Bonds, 2.484%, 6/1/27	665	654,712
Social Bonds, 2.534%, 6/1/28	830	808,091
Social Bonds, 2.584%, 6/1/29	455	437,479
Social Bonds, 2.984%, 6/1/33	520	475,954
		$3,306,296
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$232,372
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	395,989
Green Bonds, 2.184%, 9/1/31	345	311,937
Green Bonds, 2.264%, 9/1/32	305	270,584
Green Bonds, 2.344%, 9/1/33	335	291,809
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	327,435
Green Bonds, 1.701%, 5/1/31	320	285,806
		$2,115,932
Total Taxable Municipal Obligations (identified cost $7,300,137)		$6,685,170

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$530	$ 484,588
3.485%, 8/1/35	295	267,591
3.585%, 8/1/37	547	489,273
U.S. International Development Finance Corp., 3.52%, 9/20/32	457	447,203
Total U.S. Government Agencies and Instrumentalities (identified cost $1,923,423)		$ 1,688,655

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 8.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$172	$ 160,986
5.00%, with various maturities to 2054	5,417	5,413,260
5.50%, with various maturities to 2055	32,405	32,896,176
6.00%, 6/1/53	165	170,378
Federal National Mortgage Association:
2.00%, 4/1/51	441	365,249
2.68%, 7/1/26	595	590,273
3.00%, with various maturities to 2049	1,109	995,955
4.00%, with various maturities to 2048	1,021	985,163
5.50%, with various maturities to 2055	23,552	23,924,367
7.00%, 6/1/53	56	59,305
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,600	1,369,783
6.00%, with various maturities to 2053	602	624,690
6.50%, 6/20/53	892	933,395
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(15)	570	540,743
5.00%, 30-Year, TBA(15)	53,938	53,811,748
5.50%, 30-Year, TBA(15)	5,811	5,892,944
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $128,670,912)		$128,734,415

U.S. Treasury Obligations — 6.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$43	$ 27,449
1.375%, 11/15/40	961	623,902
1.375%, 8/15/50	23	11,315
1.875%, 2/15/41	2,040	1,425,928
1.875%, 2/15/51	116	64,858
1.875%, 11/15/51	1,002	554,192
2.00%, 11/15/41	118	82,397
2.00%, 2/15/50	1,316	771,814
2.00%, 8/15/51	7,338	4,205,878
2.25%, 2/15/52	1,804	1,095,155
2.375%, 2/15/42	19,366	14,261,622
2.50%, 5/15/46	63	43,716
2.75%, 8/15/47	62	44,316
2.875%, 8/15/45	33	24,763
2.875%, 5/15/49	815	584,985
2.875%, 5/15/52	648	452,980
3.00%, 5/15/45	1,544	1,188,759
3.00%, 8/15/52	720	515,939
3.125%, 5/15/48	450	341,912
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
3.375%, 8/15/42	$44	$ 37,204
3.625%, 2/15/53	3,022	2,447,746
3.625%, 5/15/53	613	496,087
3.875%, 2/15/43	1,517	1,365,211
3.875%, 5/15/43	23	20,640
4.00%, 11/15/52	3,091	2,681,865
4.25%, 2/15/54	816	737,970
4.50%, 2/15/44	1,681	1,626,827
4.50%, 11/15/54	1,575	1,486,037
4.75%, 2/15/45	2,106	2,095,964
5.375%, 2/15/31	105	112,912
5.50%, 8/15/28	425	446,051
U.S. Treasury Notes:
0.375%, 9/30/27	305	289,136
0.625%, 7/31/26	1,756	1,726,642
0.625%, 8/15/30	742	645,772
0.875%, 11/15/30	102	89,182
1.00%, 7/31/28	1,163	1,091,380
1.125%, 8/31/28	448	420,919
1.125%, 2/15/31	365	321,421
1.25%, 12/31/26	1,957	1,913,842
1.25%, 4/30/28	1,683	1,599,113
1.25%, 6/30/28	344	325,624
1.25%, 8/15/31	765	666,641
1.375%, 11/15/31	491	427,784
1.875%, 2/28/27	789	774,545
2.75%, 4/30/27	1,650	1,634,241
2.875%, 4/30/29	2,260	2,210,474
3.125%, 8/31/27	2,844	2,828,058
3.125%, 8/31/29	2,110	2,074,723
3.375%, 5/15/33	128	123,080
3.50%, 12/15/28	24	23,982
3.625%, 5/15/26	64	64,023
3.625%, 5/31/28	336	336,912
3.875%, 9/30/29	1,657	1,671,531
3.875%, 8/15/33	1	992
3.875%, 8/15/34	924	909,978
4.00%, 2/28/30	6,136	6,215,217
4.00%, 2/15/34	1,755	1,749,927
4.00%, 11/15/35	185	182,355
4.125%, 2/28/27	14,609	14,709,437
4.125%, 3/31/29	256	260,290
4.125%, 11/15/32	121	122,399
4.25%, 5/15/35	2,917	2,941,840
4.375%, 5/15/34	1,544	1,578,167
4.50%, 3/31/26	2,797	2,803,065
4.50%, 11/15/33	264	272,647
4.625%, 9/15/26	117	117,863
4.625%, 2/15/35	3,013	3,128,165

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.875%, 5/31/26	$821	$ 825,341
Total U.S. Treasury Obligations (identified cost $105,197,384)		$ 96,953,102

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
Solstice Capital LP(6)(7)(9)	$ 22,345
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 22,345

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(6)(9)	$213,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 5.8%
Affiliated Fund — 5.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(16)	82,332,942	$ 82,332,942
Total Affiliated Fund (identified cost $82,332,942)		$ 82,332,942
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(17)	3,092,219	$ 3,092,219
Total Securities Lending Collateral (identified cost $3,092,219)		$ 3,092,219
Total Short-Term Investments (identified cost $85,425,161)		$ 85,425,161
Total Investments — 104.0% (identified cost $1,094,555,015)		$1,535,542,276
Other Assets, Less Liabilities — (4.0)%		$ (58,797,369)
Net Assets — 100.0%		$1,476,744,907

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $159,382,217 or 10.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2025.
(6)	Non-income producing security.
(7)	Restricted security. Total market value of restricted securities amounts to $1,400,131, which represents 0.1% of the net assets of the Fund as of December 31, 2025.
(8)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $4,893,591 and the total market value of the collateral received by the Fund was $5,116,418, comprised of cash of $3,092,219 and U.S. government and/or agencies securities of $2,024,199.
(9)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $5,240,848 or 0.3% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Affiliated fund.

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
DKK	3,799,648	USD	600,643	JPMorgan Chase Bank, N.A.	3/18/26	$ —	$(613)
DKK	4,442,670	USD	702,204	UBS AG	3/18/26	—	(253)
DKK	10,386,843	USD	1,641,734	UBS AG	3/18/26	—	(1,472)
USD	180,612	CAD	249,102	Citibank, N.A.	3/18/26	—	(1,468)
USD	2,821,023	DKK	17,999,112	JPMorgan Chase Bank, N.A.	3/18/26	—	(22,873)
USD	6,939,629	DKK	44,277,259	JPMorgan Chase Bank, N.A.	3/18/26	—	(52,518)
USD	534,432	EUR	456,848	UBS AG	3/18/26	—	(4,266)
USD	1,511,867	EUR	1,292,387	UBS AG	3/18/26	—	(11,341)
USD	181,878	GBP	136,657	Barclays Bank PLC	3/18/26	—	(2,295)
USD	1,873,981	GBP	1,408,043	Barclays Bank PLC	3/18/26	—	(21,388)
						$ —	$(118,487)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	20	Long	3/31/26	$4,175,781	$(2,200)
U.S. 5-Year Treasury Note	909	Long	3/31/26	99,357,961	(329,961)
U.S. 10-Year Treasury Note	173	Long	3/20/26	19,451,688	(104,650)
U.S. Long Treasury Bond	199	Long	3/20/26	23,003,156	(250,376)
U.S. Ultra 10-Year Treasury Note	317	Long	3/20/26	36,459,953	(252,501)
U.S. 2-Year Treasury Note	(266)	Short	3/31/26	(55,537,890)	19,297
U.S. 10-Year Treasury Note	(20)	Short	3/20/26	(2,248,750)	15,134
U.S. Long Treasury Bond	(5)	Short	3/20/26	(577,969)	8,305
U.S. Ultra 10-Year Treasury Note	(35)	Short	3/20/26	(4,025,547)	26,481
U.S. Ultra-Long Treasury Bond	(201)	Short	3/20/26	(23,718,000)	571,419
					$(299,052)

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Enviva LLC	12/6/24	$40,708
Learn Capital Venture Partners III LP, Common Stock	8/30/16 - 3/1/23	873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,001
Solstice Capital LP	6/26/01 - 6/17/08	0
Wind Harvest International, Inc., Preferred	5/16/94	100,000
		$1,230,318

Abbreviations:
ADR	– American Depositary Receipt
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $85,631,692, which represents 5.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 3,296,475	$ —	$ —	$ —	$2,275	$ 3,298,750	$ 38,390	65,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	77,108,998	80,749,394	(75,525,450)	—	—	82,332,942	669,856	82,332,942
Total				$ —	$2,275	$85,631,692	$708,246

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$68,185,801	$ —	$68,185,801
Collateralized Mortgage Obligations	—	19,802,487	—	19,802,487
Commercial Mortgage-Backed Securities	—	45,162,781	—	45,162,781
Common Stocks	916,865,487(2)	—	—	916,865,487
Common Stocks - Electrical Equipment	—	8,627,746	—	8,627,746
Common Stocks - Energy	—	107,108	—	107,108
Common Stocks - Venture Capital	—	—	1,237,486	1,237,486
Corporate Bonds	—	138,498,943	—	138,498,943
Exchange-Traded Funds	3,298,750	—	—	3,298,750
Preferred Stocks	1,179,065	—	—	1,179,065
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	8,430,824	—	8,430,824
Sovereign Government Bonds	—	4,603,758	—	4,603,758
Taxable Municipal Obligations	—	6,685,170	—	6,685,170
U.S. Government Agencies and Instrumentalities	—	1,688,655	—	1,688,655
U.S. Government Agency Mortgage-Backed Securities	—	128,734,415	—	128,734,415
U.S. Treasury Obligations	—	96,953,102	—	96,953,102
Venture Capital Limited Partnership Interests	—	—	22,345	22,345
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	82,332,942	—	—	82,332,942
Securities Lending Collateral	3,092,219	—	—	3,092,219
Total Investments	$1,006,768,463	$527,480,790	$1,293,023	$1,535,542,276
Futures Contracts	$640,636	$ —	$ —	$640,636
Total	$1,007,409,099	$527,480,790	$1,293,023	$1,536,182,912
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(118,487)	$ —	$(118,487)
Futures Contracts	(939,688)	—	—	(939,688)
Total	$(939,688)	$(118,487)	$ —	$(1,058,175)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.

Calvert
Balanced Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.